Leases - Summary of Supplemental Lease Balance Sheet (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Leases [Abstract]
Right-of-use assets		¥ 588,396			¥ 471,078
Amortization of right-of-use assets	¥ (244,706)	(281,066)	¥ (263,898)
Right-of-use assets, net		307,330			226,372
Lease liabilities-current		180,135		$ 30,599	219,202
Lease liabilities-noncurrent		55,454		$ 0	0
Total lease liabilities		¥ 235,589			¥ 219,202
Weighted average remaining lease term		1 year 2 months 12 days		1 year 2 months 12 days	1 year 2 months 12 days
Weighted average discount rate		4.35%		3.63%	3.63%
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Assets, Noncurrent		Assets, Noncurrent	Assets, Noncurrent